Condensed Consolidating Financial Statements (Notes)	12 Months Ended
Mar. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements
In accordance with the provisions of the 5.875% Notes, the outstanding notes are guaranteed on an unsecured basis, jointly and severally and fully and unconditionally, by substantially all of Vista Outdoor domestic subsidiaries and by Advanced Arrow S. de R.L. de C.V. and Hydrosport, S. de R.L. de C.V. The parent company has no independent assets or operations. All of these guarantor subsidiaries are 100% owned by Vista Outdoor. These guarantees are senior or senior subordinated obligations, as applicable, of the applicable subsidiary guarantors.

The guarantee by any subsidiary guarantor of our obligations in respect of the 5.875% Notes will be released in any of the following circumstances:

• if, as a result of the sale of its capital stock, such subsidiary guarantor ceases to be a restricted subsidiary;
• if such subsidiary guarantor is designated as an “Unrestricted Subsidiary;”
• upon defeasance or satisfaction and discharge of the 5.875% Notes; or

•	if such subsidiary guarantor has been released from its guarantees of indebtedness under the Credit Agreement and all capital markets debt securities.

The guarantee by any subsidiary guarantor of our obligations in respect of the 2016 Credit Agreement will be released in any of the following circumstances:

•	if, as a result of the sale of its capital stock, such subsidiary guarantor ceases to be a subsidiary;

•	if such subsidiary guarantor ceases to be a Domestic Subsidiary; or

•	upon repayment of all obligations under the Credit Agreement.

In conjunction with the registration of the 5.875% Notes the consolidating financial information of the guarantor and non-guarantor subsidiaries is presented on the following pages.

VISTA OUTDOOR INC.
CONSOLIDATED AND COMBINED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended March 31, 2016
(Amounts in thousands except per share data)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Sales, net	$—	$2,157,398	$225,901	$(112,565)	$2,270,734
Cost of sales	—	1,615,516	149,043	(113,270)	1,651,289
Gross profit	—	541,882	76,858	705	619,445
Operating expenses:
Research and development	—	12,512	—	—	12,512
Selling, general, and administrative	—	289,957	54,218	—	344,175
Income before interest and income taxes	—	239,413	22,640	705	262,758
Equity in income of subsidiaries	162,257	14,984	—	(177,241)	—
Interest expense, net	(24,351)	—	—	—	(24,351)
Income before income taxes	137,906	254,397	22,640	(176,536)	238,407
Income tax provision	(9,131)	92,140	8,079	282	91,370
Net income	$147,037	$162,257	$14,561	$(176,818)	$147,037
Other comprehensive income (loss), net of tax:
Net income (from above)	$147,037	$162,257	$14,561	$(176,818)	$147,037
Total other comprehensive income (loss)	89	89	5,601	(5,690)	89
Comprehensive income	$147,126	$162,346	$20,162	$(182,508)	$147,126

VISTA OUTDOOR INC.
CONSOLIDATED AND COMBINED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended March 31, 2015
(Amounts in thousands except per share data)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Sales, net	$—	$1,958,204	$240,883	$(115,673)	$2,083,414
Cost of sales	—	1,512,826	158,105	(116,438)	1,554,493
Gross profit	—	445,378	82,778	765	528,921
Operating expenses:
Research and development	—	9,504	14	—	9,518
Selling, general, and administrative	—	225,073	57,956	—	283,029
Goodwill and tradename impairment	—	52,220	—	—	52,220
Income before interest and income taxes	—	158,581	24,808	765	184,154
Equity in income of subsidiaries	98,456	16,900	—	(115,356)	—
Interest expense, net	(30,108)	—	—	—	(30,108)
Income before income taxes	68,348	175,481	24,808	(114,591)	154,046
Income tax provision	(11,180)	77,025	8,446	227	74,518
Net income	$79,528	$98,456	$16,362	$(114,818)	$79,528
Other comprehensive income (loss), net of tax:
Net income (from above)	$79,528	$98,456	$16,362	$(114,818)	$79,528
Total other comprehensive income (loss)	(48,536)	(48,536)	(50,643)	99,179	(48,536)
Comprehensive income (loss)	$30,992	$49,920	$(34,281)	$(15,639)	$30,992

VISTA OUTDOOR INC.
CONSOLIDATED AND COMBINED STATEMENT OF COMPREHENSIVE INCOME

	Year Ended March 31, 2014
(Amounts in thousands except per share data)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Sales, net	$—	$1,805,611	$136,766	$(68,458)	$1,873,919
Cost of sales	—	1,364,790	104,520	(62,694)	1,406,616
Gross profit	—	440,821	32,246	(5,764)	467,303
Operating expenses:
Research and development	—	11,489	2,495	—	13,984
Selling, general, and administrative	—	192,649	26,863	—	219,512
Income before interest and income taxes	—	236,683	2,888	(5,764)	233,807
Equity in income of subsidiaries	142,925	(3,775)	—	(139,150)	—
Interest expense, net	(15,469)	—	—	—	(15,469)
Income before income taxes	127,456	232,908	2,888	(144,914)	218,338
Income tax provision	(5,801)	89,983	3,018	(2,119)	85,081
Net income (loss)	$133,257	$142,925	$(130)	$(142,795)	$133,257
Other comprehensive income (loss), net of tax:
Net income (loss) (from above)	$133,257	$142,925	$(130)	$(142,795)	$133,257
Total other comprehensive income (loss)	(1,104)	(1,104)	(1,505)	2,609	(1,104)
Comprehensive income (loss)	$132,153	$141,821	$(1,635)	$(140,186)	$132,153

VISTA OUTDOOR INC.
CONSOLIDATED BALANCE SHEET

	March 31, 2016
(Amounts in thousands except share data)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$133,503	$18,189	$—	$151,692
Net receivables	—	382,662	45,736	—	428,398
Due from affiliates, current	—	19,912	—	(19,912)	—
Net inventories	—	379,658	64,867	(4,285)	440,240
Other current assets	—	26,517	2,817	—	29,334
Total current assets	—	942,252	131,609	(24,197)	1,049,664
Net property, plant, and equipment	—	192,674	10,811	—	203,485
Investment in subsidiaries	2,530,524	36,865	—	(2,567,389)	—
Goodwill	—	911,715	111,736	—	1,023,451
Net intangible assets	—	613,869	36,603	—	650,472
Long-term due from affiliates	—	241,598	—	(241,598)	—
Deferred charges and other non-current assets	—	11,833	3,729	—	15,562
Total assets	$2,530,524	$2,950,806	$294,488	$(2,833,184)	$2,942,634
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$17,500	$—	$—	$—	$17,500
Accounts payable	—	134,334	13,404	—	147,738
Due to affiliates, current	—	—	19,912	(19,912)	—
Accrued compensation	—	43,826	3,568	—	47,394
Accrued income taxes	—	11,698	473	—	12,171
Federal excise tax	—	27,329	372	—	27,701
Other accrued liabilities	—	107,499	8,898	—	116,397
Total current liabilities	17,500	324,686	46,627	(19,912)	368,901
Long-term debt	652,787	—	—	—	652,787
Deferred income tax liabilities	—	127,483	8,192	282	135,957
Accrued pension and postemployment liabilities	—	73,503	—	—	73,503
Long-term due to affiliates	200,070	—	41,528	(241,598)	—
Other long-term liabilities	—	50,048	1,271	—	51,319
Total liabilities	870,357	575,720	97,618	(261,228)	1,282,467
Total stockholders' equity	1,660,167	2,375,086	196,870	(2,571,956)	1,660,167
Total liabilities and equity	$2,530,524	$2,950,806	$294,488	$(2,833,184)	$2,942,634

VISTA OUTDOOR INC.
CONSOLIDATED BALANCE SHEET

	March 31, 2015
(Amounts in thousands except share data)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$247,375	$16,576	$—	$263,951
Net receivables	—	322,529	39,165	—	361,694
Due from affiliates, current	—	16,516	—	(16,516)	—
Net inventories	—	316,704	63,917	(5,000)	375,621
Other current assets	—	11,496	1,956	—	13,452
Total current assets	—	914,620	121,614	(21,516)	1,014,718
Net property, plant, and equipment	—	179,574	11,033	—	190,607
Investment in subsidiaries	2,025,072	60,289	—	(2,085,361)	—
Goodwill	—	672,891	109,272	—	782,163
Net intangible assets	—	478,919	38,563	—	517,482
Long-term due from affiliates	—	83,643	—	(83,643)	—
Deferred charges and other non-current assets	—	6,218	1,258	—	7,476
Total assets	$2,025,072	$2,396,154	$281,740	$(2,190,520)	$2,512,446
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$17,500	$—	$—	$—	$17,500
Accounts payable	—	122,220	12,212	—	134,432
Due to affiliates, current	—	—	16,516	(16,516)	—
Accrued compensation	—	24,049	3,097	—	27,146
Accrued income taxes	—	7,361	2,208	—	9,569
Federal excise tax	—	22,357	837	—	23,194
Other accrued liabilities	—	83,984	12,087	—	96,071
Total current liabilities	17,500	259,971	46,957	(16,516)	307,912
Long-term debt	322,165	—	—	—	322,165
Deferred income tax liabilities	—	135,284	7,470	285	143,039
Accrued pension and postemployment liabilities	—	59,345	—	—	59,345
Long-term due to affiliates	36,643	—	47,001	(83,644)	—
Other long-term liabilities	—	30,720	501	—	31,221
Total liabilities	376,308	485,320	101,929	(99,875)	863,682
Total stockholders' equity	1,648,764	1,910,834	179,811	(2,090,645)	1,648,764
Total liabilities and equity	$2,025,072	$2,396,154	$281,740	$(2,190,520)	$2,512,446

VISTA OUTDOOR INC.
CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS

	Year Ended March 31, 2016
(Amounts in thousands)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities
Cash provided by (used for) operating activities	$(12,750)	$200,015	$10,737	$—	$198,002
Investing Activities
Capital expenditures	—	(38,918)	(2,608)	—	(41,526)
Due from affiliates	—	(279,808)	—	279,808	—
Acquisitions of businesses, net of cash acquired	(466,773)	4,723	—	—	(462,050)
Proceeds from the disposition of property, plant, and equipment	—	116	256	—	372
Cash used for investing activities	(466,773)	(313,887)	(2,352)	279,808	(503,204)
Financing Activities
Due to affiliates	286,923	—	(7,115)	(279,808)	—
Borrowings on line of credit	360,000	—	—	—	360,000
Repayments of line of credit	(360,000)	—	—	—	(360,000)
Proceeds from issuance of long-term debt	350,000	—	—	—	350,000
Payments made on bank debt	(17,500)	—	—	—	(17,500)
Payment from former parent	6,500	—	—	—	6,500
Payments made for debt issue costs	(4,379)	—	—	—	(4,379)
Purchase of treasury shares	(143,194)	—	—	—	(143,194)
Proceeds from employee stock compensation plans	1,173	—	—	—	1,173
Cash provided by (used for) financing activities	479,523	—	(7,115)	(279,808)	192,600
Effect of foreign currency exchange rate fluctuations on cash	—	—	343	—	343
(Decrease) increase in cash and cash equivalents	—	(113,872)	1,613	—	(112,259)
Cash and cash equivalents at beginning of year	—	247,375	16,576	—	263,951
Cash and cash equivalents at end of year	$—	$133,503	$18,189	$—	$151,692

VISTA OUTDOOR INC.
CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS

	Year Ended March 31, 2015
(Amounts in thousands)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities
Cash provided by (used for) operating activities	$(17,258)	$147,935	$23,661	$—	$154,338
Investing Activities
Capital expenditures	—	(38,774)	(4,415)	—	(43,189)
Due from affiliates	—	113,181	—	(113,181)	—
Acquisitions of businesses, net of cash acquired	—	—	—	—	—
Proceeds from the disposition of property, plant, and equipment	—	20	300	—	320
Cash provided by (used for) investing activities	—	74,427	(4,115)	(113,181)	(42,869)
Financing Activities
Due to affiliates	(98,868)	—	(14,313)	113,181	—
Proceeds from issuance of long-term debt	350,000	—	—	—	350,000
Net transfers (to) from former parent	16,181	—	—	—	16,181
Dividend to former parent	(214,000)	—	—	—	(214,000)
Payments made on long-term debt to former parent	(20,087)	—	—	—	(20,087)
Proceeds from issuance of long-term debt to former parent	50,000	—	—	—	50,000
Payments made to extinguish debt	(50,000)	—	—	—	(50,000)
Payments made for debt issue costs	(10,991)	—	—	—	(10,991)
Purchase of treasury shares	(5,097)	—	—	—	(5,097)
Excess tax benefits from share-based plans	120	—	—	—	120
Cash provided by (used for) financing activities	17,258	—	(14,313)	113,181	116,126
Effect of foreign currency exchange rate fluctuations on cash	—	—	(3,648)	—	(3,648)
Increase in cash and cash equivalents	—	222,362	1,585	—	223,947
Cash and cash equivalents at beginning of year	—	25,013	14,991	—	40,004
Cash and cash equivalents at end of year	$—	$247,375	$16,576	$—	$263,951

VISTA OUTDOOR INC.
CONSOLIDATED AND COMBINED STATEMENT OF CASH FLOWS

	Year Ended March 31, 2014
(Amounts in thousands)	Parent Issuer	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Activities
Cash provided by (used for) operating activities	$(8,770)	$167,205	$13,875	$—	$172,310
Investing Activities
Capital expenditures	—	(36,443)	(3,791)	—	(40,234)
Due from affiliates	—	(142,646)	—	142,646	—
Acquisitions of businesses, net of cash acquired	(1,344,117)	37,005	5,425	—	(1,301,687)
Proceeds from the disposition of property, plant, and equipment	—	174	—	—	174
Cash used for investing activities	(1,344,117)	(141,910)	1,634	142,646	(1,341,747)
Financing Activities
Due to affiliates	143,571	—	(925)	(142,646)	—
Borrowings on line of credit	200,000	—	—	—	200,000
Repayments of line of credit	(200,000)	—	—	—	(200,000)
Net transfers (to) from former parent	206,678	—	—	—	206,678
Payments made on long-term debt to former parent	(6,362)	—	—	—	(6,362)
Proceeds from issuance of long-term debt to former parent	1,021,273	—	—	—	1,021,273
Payments made for debt issue costs	(12,273)	—	—	—	(12,273)
Cash provided by financing activities	1,352,887	—	(925)	(142,646)	1,209,316
Effect of foreign currency exchange rate fluctuations on cash	—	—	58	—	58
Increase in cash and cash equivalents	—	25,295	14,642	—	39,937
Cash and cash equivalents at beginning of year	—	(282)	349	—	67
Cash and cash equivalents at end of year	$—	$25,013	$14,991	$—	$40,004